INTANGIBLE ASSETS	7 Months Ended
Dec. 31, 2021
Winvests Group Ltd [Member]
INTANGIBLE ASSETS

NOTE 4 – INTANGIBLE ASSETS

As of September 30, 2022, the balance of intangible assets was $883,843. During the nine months ended September 30, 2022, and 2021, the Company recorded $126,307 and $-0- in amortization expense, respectively. The remaining amortization is as follows, 2022 -$84,198, 2023 -$336,830, 2024 -$336,830, 2025- $125,985.